STOCK BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
STOCK BASED COMPENSATION
Summary of stock-based activities

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	5,744	$636.74	0.33
Granted	307,142	$17.50	9.78
Exercised	0	$0	0
Forfeited/Cancelled	(3,772)	$0	0
Outstanding at June 30, 2022	309,114	$19.56	9.72

Exercisable options at June 30, 2022	1,972	$339.80	0.33

Summary of exercise price range

Exercise Price	Outstanding Options	Exercisable
		Options
$17.50	307,142	0
$339.80	1,972	1,972
	309,114	1,972

Summary of weighted average assumptions of stock options granted valued using the Black-Scholes option-pricing model

June 30,
2022
Expected volatility	106.0%
Risk-free interest rate	2.7%
Expected dividend yield	0.0%
Expected life of options in years	6.9
Exercise Price	$17.50
Fair value of common stock	$15.38
Estimated fair value of option	$12.92